Commitments (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year Ended December 31,

2021	$272,089
2022	208,970
2023	3,912
$484,971